OPERATIONS - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands					9 Months Ended	12 Months Ended
		Nov. 12, 2025	Oct. 06, 2025	Nov. 27, 2024	Oct. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 09, 2025	Nov. 24, 2025	Apr. 15, 2025	Mar. 21, 2025	Dec. 18, 2024	Jul. 22, 2024	Jan. 24, 2024
OPERATIONS
Execution of projects related to investments and maintenance of the STFC service				R$ 4,500,000
Capital						R$ 60,071,416	R$ 62,071,416	R$ 63,571,416					R$ 60,071,416		R$ 62,071,416
Recognition of contingent liabilities						2,462
Net income for the year						R$ (6,177,543)	R$ (5,557,332)	R$ (5,039,977)
Shares issued						3,226,546,622					3,261,287,392
Capital
OPERATIONS
Percentage of shares issued						100.00%	100.00%
Shares issued						3,226,546,622	3,261,287,392
Controlling Group | Capital
OPERATIONS
Percentage of shares issued						77.13%	76.30%
Shares issued						2,488,480,640	2,488,480,640
Payment in cash
OPERATIONS
Payment of non-compete clause						R$ 33,043
Payment according to contractual clauses IPCA/SELIC
OPERATIONS
Payment of non-compete clause						163,792
Brand
OPERATIONS
The Fair Value of the Brand						R$ 5,460
Average royalty rate on net revenue						200.00%
After-tax discount rate						1813.00%
Tax rate according to Brazilian tax law						3400.00%
Useful life measured as period of time, intangible assets other than goodwill						5 years
Amortization period						5 years
Commercial Relationship
OPERATIONS
After-tax discount rate						18.13%
Tax rate according to Brazilian tax law						34.00%
Fair value of the business relationship						R$ 14,000
Amortization period						8 years
Business combination – Samauma
OPERATIONS
Allocation to net assets acquired												R$ 59,161
Capital												66,451
Non-compete agreement recognized separately from the business combination at fair value												R$ 7,290
After-tax discount rate						18.08%
Perpetual growth rate						4.00%
Fair value of non-compete						R$ 7,290
Amortization period of non-compete clause						4 years
Payment of non-compete clause						R$ 66,451
Contingent consideration conditional upon achieving performance targets						25,000
Trade accounts receivable						10,295
Gross contractual amounts receivable for acquired receivables						11,081
Provision for loss recognized upon acquisition						786
Net operating revenue						41,996
Net income for the year						6,217
Business combination – Samauma | Payment in cash
OPERATIONS
Payment of non-compete clause						22,000
Business combination – Samauma | Payment according to contractual clauses IPCA/SELIC
OPERATIONS
Payment of non-compete clause						R$ 44,451
Business combination – Samauma | 2025
OPERATIONS
Estimated impact on reduction capacity						15.00%
Probability of competition increases Percentage						10.00%
Revenue Loss						1.50%
Business combination – Samauma | 2026
OPERATIONS
Estimated impact on reduction capacity						25.00%
Probability of competition increases Percentage						50.00%
Revenue Loss						12.50%
Business combination – Samauma | 2034
OPERATIONS
Estimated impact on reduction capacity						0.00%
Probability of competition increases Percentage						0.00%
Revenue Loss						0.00%
Business combination – FiBrasil
OPERATIONS
Capital						R$ 243,501
Trade accounts receivable						104,694
Gross contractual amounts receivable for acquired receivables						105,563
Provision for loss recognized upon acquisition						869
Net operating revenue						4,620
Net income for the year						R$ (4,515)
Increase (decrease) through transactions with owners, equity		R$ 858,002
Total share capital						50.00%
Fair value of equity interest recognised on the acquisition date						R$ 372,251
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates						128,750
Fair value of the fixed and intangible assets						1,615,657
Fair value of commitments						24,065
Deferred income tax and social contribution on the allocation of fair value attributed to the contingent liability						8,182
PPE fair value attributed to fixed asset items						159,285
PPE fair value attributed to Right of use assets						166,665
Allocation of fair value attributed to intangible assets						2,105
Fair value attributed to the contingent liability updated by the SELIC rate						R$ 24,065
Business combination – FiBrasil | Telefónica Infra S.L. Unipersonal
OPERATIONS
Percentage of shares issued						24.99%
Business combination – FiBrasil | Minimum
OPERATIONS
Percentage of shares issued						25.01%
Business combination – FiBrasil | Maximum
OPERATIONS
Percentage of shares issued						75.01%
Business combination – IPNET
OPERATIONS
Allocation to net assets acquired														R$ 196,835
Capital														223,799
Non-compete agreement recognized separately from the business combination at fair value														R$ 26,964
Recognition of contingent liabilities						R$ 8,964
Business combination – IPNET | Brand
OPERATIONS
The Fair Value of the Brand						R$ 10,099
Average royalty rate on net revenue						1.00%
After-tax discount rate						18.23%
Tax rate according to Brazilian tax law						34.00%
Amortization period						5 years
Brand cost and expenses						10.00%
Business combination – IPNET | Customer portfolio
OPERATIONS
After-tax discount rate						18.23%
Tax rate according to Brazilian tax law						34.00%
Amortization period						5 years
Estimated portfolio decline						20.00%
Fair value of the customer portfolio						R$ 28,619
Liabilities for the acquisition of a company - Vita IT
OPERATIONS
After-tax discount rate						18.20%
Perpetual growth rate						3.50%
Fair value of non-compete						R$ 26,964
Amortization period of non-compete clause						6 years
Payment of non-compete clause						R$ 196,835
Trade accounts receivable						27,177
Gross contractual amounts receivable for acquired receivables						31,714
Provision for loss recognized upon acquisition						4,537
Non-current assets	[1]					95,634
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
OPERATIONS
Intangible assets	[2]					R$ 38,718
Liabilities for the acquisition of a company - Vita IT | 2024
OPERATIONS
Estimated impact on reduction capacity						15.00%
Probability of competition increases Percentage						10.00%
Revenue Loss						1.50%
Liabilities for the acquisition of a company - Vita IT | 2025
OPERATIONS
Estimated impact on reduction capacity						25.00%
Probability of competition increases Percentage						50.00%
Revenue Loss						12.50%
Liabilities for the acquisition of a company - Vita IT | 2033
OPERATIONS
Estimated impact on reduction capacity						10.00%
Probability of competition increases Percentage						30.00%
Revenue Loss						3.00%
Liabilities for the acquisition of a company - Vita IT | Brand | Telefnica Infraestrutura e Segurana Ltda.
OPERATIONS
Intangible assets	[2]					R$ 10,099
Liabilities for the acquisition of a company - Vita IT | Customer portfolio | Telefnica Infraestrutura e Segurana Ltda.
OPERATIONS
Intangible assets	[2]					R$ 28,619
VivaE and Vivo Ventures
OPERATIONS
Payment for part of the quotas already subscribed			R$ 17,375
Acquisitions through business combinations, investment property					R$ 6,153		R$ 11,222
Shareholding in the company						(98.00%)
Vivo Pay III Investment Fund in Credit Rights
OPERATIONS
Shares issued										2,000
Initial unit nominal value										R$ 1,000
CyberCo Brasil | TIS
OPERATIONS
Capital									R$ 232,000
Trade accounts receivable						R$ 65,574
Net operating revenue						442
Net income for the year						3,875
Non-current assets						6,283
Intangible assets						1,228
Other reserves						168,729
Present value of the financing with TTech						16,332
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities						212,000
Initial recognition of the investment						R$ 59,603

[1]	This refers to the allocation of R$95,634 of the fair value attributed to the indemnification asset related to the contingent liability, which is being updated by the SELIC rate.
[2]	This refers to the allocation of fair value attributed to intangibles of R$38,718, being: (i) brand (R$10,099); and (ii) customer portfolio (R$28,619).